UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                        THE ADVISORS' INNER CIRCLE FUND

                    (LSV Conservative Value Equity Fund LOGO)

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2010

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                               BEFORE INVESTING.

                                   (LSV LOGO)

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the LSV Conservative Value Equity Fund (the "Fund") and the benchmark Russell 1000 Value Index for trailing periods ended April 30, 2010, were as follows:

                                                                               Since
                                     6 Months   1 Year   2 Years   3 Years   Inception*
                                     --------   ------   -------   -------   ----------
LSV CONSERVATIVE VALUE EQUITY FUND    15.50%    39.94%    -7.43%    -9.02%     -7.64%
Russell 1000 Value Index              17.77     42.28     -7.00     -7.66      -6.36

* AS OF 4/30/10; PERIODS LONGER THAN ONE YEAR ARE ANNUALIZED; INCEPTION DATE IS 4/1/07; NET OF FEES.

Stocks continued to rebound in the trailing six-month period as the S&P 500 Index was up 15.66%. Value stocks in the broad market performed better as the Russell 1000 Value Index (the Fund benchmark) was up 17.77% and the Russell 1000 Growth Index was up 15.79%. Within the value universe, Consumer Discretionary stocks led the way up 39% while Telecom stocks lagged gaining 8%.

Given value's outperformance in the broad market it is somewhat surprising that the portfolio trailed the benchmark in the period. Attribution suggests that the portfolio's deep value positioning actually detracted from relative performance as the "deeper" value stocks within the benchmark which we favor lagged more expensive or "relative" value stocks which our model finds less attractive. This is the opposite of the trend we saw in the last three quarters of 2009 when deep value stocks rebounded strongly. Sector allocations (although tightly constrained relative to the benchmark weight) detracted due to underweight exposure to Industrials which was the second best performing sector up over 30% and an overweight to the Health Care sector which gained 9% during the period. Portfolio holdings lagged benchmark constituents in 8 of 10 sectors; holdings outperformed in Technology and lagged most acutely in the Energy and Financials sectors.

Despite a bounce in the trailing year, the portfolio remains somewhat attractively priced in both absolute and relative terms and we believe this positioning will be rewarded over the long run. The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                   Russell 1000   S&P 500
Characteristic              Fund    Value Index    Index
--------------             -----   ------------   -------
Price-to-Earnings Ratio    12.4x       14.9x       15.0x
Price-to-Book Ratio         1.5x        1.7x        2.3x
Price-to-Cash Flow Ratio    6.9x        8.6x       10.4x

LSV seeks attractively priced stocks, relative to the current market environment and we are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

April 30, 2010                                                       (Unaudited)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Financials                      24.8%
Energy                          17.0%
Health Care                     10.8%
Consumer Discretionary           9.1%
Industrials                      8.5%
Information Technology           7.5%
Consumer Staples                 7.3%
Utilities                        6.0%
Telecommunication Services       5.4%
Materials                        3.6%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                Shares         (000)
----------------------                                    -------       --------
COMMON STOCK (99.4%)
AEROSPACE & DEFENSE (3.8%)
   Boeing                                                  13,000       $    942
   General Dynamics                                        20,200          1,543
   L-3 Communications Holdings, Cl 3                       14,100          1,319
   Northrop Grumman                                        27,600          1,872
   Raytheon                                                22,200          1,294
   Tyco International                                      22,800            884
                                                                        --------
                                                                           7,854
                                                                        --------
AGRICULTURAL OPERATIONS (0.6%)
   Archer-Daniels-Midland                                  45,500          1,271
                                                                        --------
AGRICULTURAL PRODUCTS (1.0%)
   Bunge                                                   12,800            678
   Corn Products International                             18,000            648
   Fresh Del Monte Produce*                                34,000            709
                                                                        --------
                                                                           2,035
                                                                        --------
AIRCRAFT (0.6%)
   Honeywell International                                 14,300            679
   Lockheed Martin                                          8,000            679
                                                                        --------
                                                                           1,358
                                                                        --------
APPAREL RETAIL (0.8%)
   Gap                                                     35,900            888
   Ross Stores                                             15,100            845
                                                                        --------
                                                                           1,733
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
   Ameriprise Financial                                    36,600          1,697
   Bank of New York Mellon                                 46,700          1,454
                                                                        --------
                                                                           3,151
                                                                        --------

                                                                          Value
                                                           Shares         (000)
                                                          -------       --------
AUTOMOTIVE (1.2%)
   Autoliv                                                 16,400       $    898
   Ford Motor*                                            120,800          1,573
                                                                        --------
                                                                           2,471
                                                                        --------
BANKS (10.4%)
   Bank of America                                        367,600          6,554
   Comerica                                                17,400            731
   JPMorgan Chase                                         140,600          5,987
   Keycorp                                                 32,200            291
   PNC Financial Services Group                            12,800            860
   Regions Financial                                      109,300            966
   SunTrust Banks                                          13,100            388
   US Bancorp                                              31,700            849
   Wells Fargo                                            119,700          3,963
   Zions Bancorporation                                    28,000            804
                                                                        --------
                                                                          21,393
                                                                        --------
BIOTECHNOLOGY (0.7%)
   Amgen*                                                   8,700            499
   Biogen Idec*                                            18,400            980
                                                                        --------
                                                                           1,479
                                                                        --------
CABLE & SATELLITE (2.4%)
   Comcast, Cl A                                          152,700          3,014
   Time Warner Cable, Cl A                                 33,600          1,890
                                                                        --------
                                                                           4,904
                                                                        --------
CHEMICALS (1.2%)
   Ashland                                                 15,000            893
   Eastman Chemical                                        10,500            703
   Lubrizol                                                11,100          1,003
                                                                        --------
                                                                           2,599
                                                                        --------
COMMERCIAL PRINTING (0.4%)
   RR Donnelley & Sons                                     40,500            870
                                                                        --------
COMPUTER & ELECTRONICS RETAIL (0.8%)
   Best Buy                                                20,100            916
   RadioShack                                              30,800            664
                                                                        --------
                                                                           1,580
                                                                        --------
COMPUTERS & SERVICES (2.6%)
   Computer Sciences*                                      15,100            791
   Hewlett-Packard                                         35,500          1,845
   International Business Machines                          9,400          1,212
   Seagate Technology*                                     51,100            939
   Western Digital*                                        17,300            711
                                                                        --------
                                                                           5,498
                                                                        --------
CONSTRUCTION & ENGINEERING (0.3%)
   KBR                                                     28,800            636
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2010                                                       (Unaudited)

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                Shares         (000)
----------------------                                    -------       --------
CONSUMER DISCRETIONARY (0.9%)
   Kimberly-Clark                                          14,400       $    882
   Procter & Gamble                                        15,900            989
                                                                        --------
                                                                           1,871
                                                                        --------
CONSUMER PRODUCTS (0.2%)
   Hasbro                                                  12,200            468
                                                                        --------
DIVERSIFIED REIT'S (0.3%)
   Liberty Property Trust                                  14,800            500
                                                                        --------
DRUG RETAIL (1.5%)
   CVS Caremark                                            63,200          2,334
   Walgreen                                                21,500            756
                                                                        --------
                                                                           3,090
                                                                        --------
ELECTRICAL SERVICES (7.7%)
   Alliant Energy                                          25,800            882
   Ameren                                                  25,800            670
   American Electric Power                                 45,200          1,550
   DTE Energy                                              26,300          1,267
   Edison International                                    32,000          1,100
   Exelon                                                  29,200          1,273
   General Electric                                       308,200          5,813
   NiSource                                                54,900            895
   OGE Energy                                                 900             37
   Pinnacle West Capital                                   25,300            945
   SCANA                                                   14,300            564
   Sempra Energy                                           20,100            989
                                                                        --------
                                                                          15,985
                                                                        --------
FINANCIAL SERVICES (4.4%)
   Capital One Financial                                   32,200          1,398
   Citigroup*                                             903,300          3,947
   GFI Group                                               54,800            378
   Goldman Sachs Group                                     12,600          1,830
   Morgan Stanley                                          52,100          1,574
                                                                        --------
                                                                           9,127
                                                                        --------
FOOD, BEVERAGE & TOBACCO (1.9%)
   ConAgra Foods                                           52,000          1,272
   Reynolds American                                       20,100          1,074
   Sara Lee                                                68,500            974
   Supervalu                                               33,400            498
   Universal                                                2,400            124
                                                                        --------
                                                                           3,942
                                                                        --------
GAS/NATURAL GAS (0.9%)
   AGL Resources                                           20,700            818
   Atmos Energy                                            30,700            908
                                                                        --------
                                                                           1,726
                                                                        --------
GENERAL MERCHANDISE STORES (0.3%)
   Family Dollar Stores                                    17,000            673
                                                                        --------
HEALTH CARE DISTRIBUTORS (0.6%)
   McKesson                                                18,400          1,192
                                                                        --------

                                                                          Value
                                                           Shares         (000)
                                                          -------       --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.7%)
   Whirlpool                                               13,400       $  1,459
                                                                        --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   Mirant*                                                 37,600            438
                                                                        --------
INSURANCE (9.0%)
   ACE                                                     15,500            824
   Aetna                                                   34,600          1,023
   Allstate                                                57,300          1,872
   Aspen Insurance Holdings                                18,800            507
   Assurant                                                16,000            583
   Chubb                                                   34,500          1,824
   CIGNA                                                   12,200            391
   Cincinnati Financial                                    28,000            795
   Hartford Financial Services Group                       25,100            717
   Lincoln National                                         8,800            269
   MetLife                                                 16,400            748
   Prudential Financial                                    21,000          1,335
   Torchmark                                               12,900            691
   Travelers                                               34,200          1,735
   UnitedHealth Group                                      73,800          2,237
   Unum Group                                              47,800          1,170
   WellPoint*                                              37,400          2,012
                                                                        --------
                                                                          18,733
                                                                        --------
IT CONSULTING & OTHER SERVICES (0.3%)
   SAIC*                                                   30,600            533
                                                                        --------
METAL & GLASS CONTAINERS (1.0%)
   Ball                                                    10,500            559
   Owens-Illinois*                                         20,600            730
   Pactiv*                                                 33,300            846
                                                                        --------
                                                                           2,135
                                                                        --------
MORTGAGE REIT'S (0.3%)
   Annaly Capital Management                               39,300            666
                                                                        --------
MULTIMEDIA (1.2%)
   Time Warner                                             38,700          1,280
   Walt Disney                                             33,000          1,216
                                                                        --------
                                                                           2,496
                                                                        --------
OFFICE ELECTRONICS (0.8%)
   Xerox                                                  148,800          1,622
                                                                        --------
OFFICE EQUIPMENT (0.5%)
   Pitney Bowes                                            38,300            973
                                                                        --------
OFFICE REIT'S (0.2%)
   Duke Realty                                             33,400            452
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES (1.0%)
   National Oilwell Varco                                  26,300          1,158
   Tidewater                                               16,700            895
                                                                        --------
                                                                           2,053
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2010                                                      (Unaudited)

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                Shares         (000)
-----------------------                                   -------       --------
OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   Southern Union                                          28,800       $    752
                                                                        --------
PAPER PACKAGING (1.0%)
   Rock-Tenn, Cl A                                         13,900            717
   Sealed Air                                              37,600            808
   Sonoco Products                                         16,200            537
                                                                        --------
                                                                           2,062
                                                                        --------
PETROLEUM & FUEL PRODUCTS (15.3%)
   Apache                                                  11,100          1,130
   Chesapeake Energy                                       49,300          1,173
   Chevron                                                 85,000          6,922
   Cimarex Energy                                          11,800            803
   ConocoPhillips                                          69,800          4,132
   Diamond Offshore Drilling                                6,200            490
   Exxon Mobil                                            145,100          9,845
   Marathon Oil                                            53,000          1,704
   Murphy Oil                                              19,200          1,155
   Noble                                                   19,500            770
   Occidental Petroleum                                    15,600          1,383
   Rowan*                                                  28,100            837
   Sunoco                                                   7,500            246
   Tesoro                                                  31,300            412
   Valero Energy                                           36,300            755
                                                                        --------
                                                                          31,757
                                                                        --------
PETROLEUM REFINING (0.3%)
   Devon Energy                                             8,400            566
                                                                        --------
PHARMACEUTICALS (6.7%)
   Abbott Laboratories                                     16,700            854
   Eli Lilly                                               53,400          1,867
   Forest Laboratories*                                    31,800            867
   Johnson & Johnson                                       30,700          1,974
   King Pharmaceuticals*                                   10,000             98
   Merck                                                   60,200          2,110
   Pfizer                                                 316,435          5,291
   Watson Pharmaceuticals*                                 18,700            801
                                                                        --------
                                                                          13,862
                                                                        --------
PRINTING & PUBLISHING (0.6%)
   Gannett                                                 41,500            706
   Lexmark International, Cl A*                            17,800            659
                                                                        --------
                                                                           1,365
                                                                        --------
REINSURANCE (1.0%)
   Everest Re Group                                         7,900            606
   Montpelier Re Holdings                                  39,600            657
   Reinsurance Group of America, Cl A                       2,900            150
   Validus Holdings                                        25,192            644
                                                                        --------
                                                                           2,057
                                                                        --------

                                                                          Value
                                                           Shares         (000)
                                                          -------       --------
RETAIL (2.5%)
   Brinker International                                   31,600       $    585
   Cracker Barrel Old Country Store                        11,000            543
   Kroger                                                  33,400            742
   PetSmart                                                19,800            655
   Safeway                                                 46,600          1,100
   Sears Holdings*                                          3,500            424
   Wal-Mart Stores                                         19,600          1,052
                                                                        --------
                                                                           5,101
                                                                        --------
SEMI-CONDUCTORS/INSTRUMENTS (2.9%)
   Intel                                                  125,600          2,867
   Micron Technology*                                     106,500            996
   Texas Instruments                                       33,300            866
   Tyco Electronics                                        42,700          1,372
                                                                        --------
                                                                           6,101
                                                                        --------
SPECIALIZED REIT'S (0.3%)
   Hospitality Properties Trust                            25,100            665
                                                                        --------
STEEL & STEEL WORKS (0.3%)
   Alcoa                                                   40,500            544
                                                                        --------
TELEPHONES & TELECOMMUNICATIONS (5.3%)
   AT&T                                                   235,600          6,140
   Harris                                                  19,500          1,004
   Verizon Communications                                 128,900          3,724
                                                                        --------
                                                                          10,868
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   Sprint Nextel*                                         123,900            526
   Telephone & Data Systems                                24,000            832
                                                                        --------
                                                                           1,358
                                                                        --------
TOTAL COMMON STOCK
   (Cost $232,820)                                                       206,024
                                                                        --------
TOTAL INVESTMENTS - 99.4%
   (Cost $232,820)                                                      $206,024
                                                                        ========

PERCENTAGES ARE BASED ON NET ASSETS OF $207,169 (000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

REIT REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

April 30, 2010                                                       (Unaudited)

                                                                     LSV CONSERVATIVE
                                                                     VALUE EQUITY FUND
                                                                     -----------------
Assets:
   Investments at Value (Cost $232,820) ..........................      $   206,024
   Receivable for Investment Securities Sold .....................            1,943
   Dividend and Interest Receivable ..............................              296
   Receivable for Capital Shares Sold ............................                9
   Prepaid Expenses ..............................................               11
                                                                        -----------
      Total Assets ...............................................          208,283
                                                                        -----------
Liabilities:
   Payable due to Custodian ......................................            1,018
   Payable due to Investment Advisor .............................               41
   Payable for Capital Shares Redeemed ...........................               18
   Payable due to Administrator ..................................               10
   Other Accrued Expenses ........................................               27
                                                                        -----------
      Total Liabilities ..........................................            1,114
                                                                        -----------
   Net Assets ....................................................      $   207,169
                                                                        ===========
Net Assets Consist of:
   Paid-in Capital ...............................................      $   268,318
   Undistributed Net Investment Income ...........................            1,232
   Accumulated Net Realized Loss on Investments ..................          (35,585)
   Net Unrealized Depreciation on Investments ....................          (26,796)
                                                                        -----------
   Net Assets ....................................................      $   207,169
                                                                        ===========
Institutional Shares:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ..................       28,334,881(1)
                                                                        -----------
Net Asset Value, Offering and Redemption Price Per Share .........      $      7.31
                                                                        ===========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the six months ended April 30, 2010                              (Unaudited)

                                                                   LSV CONSERVATIVE
                                                                   VALUE EQUITY FUND
                                                                   -----------------
Investment Income:
   Dividend Income .............................................       $ 2,266
   Interest Income .............................................             1
                                                                       -------
      Total Investment Income ..................................         2,267
                                                                       -------
Expenses:
   Investment Advisory Fees ....................................           364
   Administration Fees .........................................            58
   Trustees' Fees ..............................................             1
   Chief Compliance Officer Fees ...............................             1
   Transfer Agent Fees .........................................            18
   Printing Fees ...............................................             9
   Registration and Filing Fees ................................             9
   Custodian Fees ..............................................             6
   Professional Fees ...........................................             5
   Insurance and Other Fees ....................................             4
                                                                       -------
   Total Expenses ..............................................           475
Less: Waiver of Investment Advisory Fees .......................          (139)
Fees Paid Indirectly -- (see Note 4) ...........................            --
                                                                       -------
Net Expenses ...................................................           336
                                                                       -------
      Net Investment Income ....................................         1,931
                                                                       -------
Net Realized Gain on Investments ...............................         2,209
Net Change in Unrealized Appreciation
   (Depreciation) on Investments ...............................        23,306
                                                                       -------
   Net Realized and Unrealized Gain on Investments .............        25,515
                                                                       -------
Net Increase in Net Assets Resulting from Operations ...........       $27,446
                                                                       =======

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the six months ended April 30, 2010 (Unaudited) and for the year ended October 31, 2009

                                                                                   LSV CONSERVATIVE
                                                                                   VALUE EQUITY FUND
                                                                                ------------------------
                                                                                11/01/09      11/01/08
                                                                                TO 4/30/10   TO 10/31/09
                                                                                ----------   -----------
Operations:
   Net Investment Income ....................................................    $  1,931     $  4,468
   Net Realized Gain (Loss) on Investments ..................................       2,209      (32,656)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments .........................................      23,306       39,570
                                                                                 --------     --------
      Net Increase in Net Assets Resulting from Operations ..................      27,446       11,382
                                                                                 --------     --------
Dividends:
   Net Investment Income ....................................................      (4,072)      (5,512)
                                                                                 --------     --------
         Total Dividends ....................................................      (4,072)      (5,512)
                                                                                 --------     --------
Capital Share Transactions:
   Issued ...................................................................      22,687       26,678
   In Lieu of Dividends and Distributions ...................................       4,072        5,512
   Redeemed .................................................................     (15,219)     (30,281)
                                                                                 --------     --------
      Net Increase in Net Assets Derived from
         Capital Share Transactions .........................................      11,540        1,909
                                                                                 --------     --------
         Total Increase in Net Assets .......................................      34,914        7,779
                                                                                 --------     --------
Net Assets:
   Beginning of Period ......................................................     172,255      164,476
                                                                                 --------     --------
   End of Period (including undistributed
      net investment income of $1,232 and $3,373, respectively) .............    $207,169     $172,255
                                                                                 ========     ========
Shares Transactions:
   Issued ...................................................................       3,282        4,792
   In Lieu of Dividends and Distributions ...................................         598          970
   Redeemed .................................................................      (2,171)      (5,454)
                                                                                 --------     --------
      Net Increase in Shares Outstanding from Share Transactions ............       1,709          308
                                                                                 ========     ========

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended April 30, 2010 (Unaudited) and the Years and Period Ended October 31,


          Net               Realized and            Dividends
         Asset              Unrealized                 from    Distributions    Total
         Value      Net        Gains       Total        Net        from       Dividends
       Beginning Investment (Losses) on    from     Investment    Realized       and
       of Period  Income(1) Investments  Operations   Income        Gain     Distributions
       --------- ---------- ------------ ---------- ---------- ------------- -------------
LSV CONSERVATIVE VALUE EQUITY FUND
2010*    $ 6.47    $0.07      $ 0.92       $ 0.99     $(0.15)     $   --        $(0.15)
2009       6.25     0.17        0.26         0.43      (0.21)         --         (0.21)
2008      10.27     0.26       (4.19)       (3.93)     (0.08)      (0.01)        (0.09)
2007**    10.00     0.14        0.13++       0.27         --          --            --


                                                     Ratio of     Ratio
          Net                   Net                  Expenses    of Net
         Asset                 Assets     Ratio of  to Average  Investment
         Value                  End       Expenses  Net Assets   Income        Portfolio
          End       Total    of Period   to Average (Excluding  to Average     Turnover
       of Period   Return+     (000)     Net Assets  Waivers)   Net Assets        Rate
       --------- ---------- ------------ ---------- ---------- ------------- -------------
LSV CONSERVATIVE VALUE EQUITY FUND
2010*   $ 7.31      15.50%    $207,169      0.35%      0.50%        2.02%        15%
2009      6.47       7.32      172,255      0.35       0.52         2.91         37
2008      6.25     (38.54)     164,476      0.35       0.50         2.89         21
2007**   10.27       2.70      141,602      0.35       0.60         2.27          8

* For the six-month period ended April 30, 2010. All ratios for the period have been annualized.

** Commencement of operations for the LSV Conservative Value Equity Fund was March 30, 2007. All ratios for the period have been annualized.

+ Return is for the period indicted and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee.

++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2010                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2010, there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value

NOTES TO FINANCIAL STATEMENTS

April 30, 2010                                                       (Unaudited)

     measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of April 30, 2010, all of the investments for the Fund are Level 1. For details of investment classifications, refer to the Schedule of Investments.

     For the six months ended April 30, 2010, there have been no significant changes to the Fund's fair valuation methodologies.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 as amended and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years 2007, 2008 and 2009, on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds (the "Funds") and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2010, the Fund earned $3 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

NOTES TO FINANCIAL STATEMENTS

April 30, 2010                                                       (Unaudited)

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has contractually agreed through February 28, 2011 to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.35% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2010, were as follows (000):

PURCHASES
   Other............  $38,607
SALES
   Other............  $27,407


7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to investments in REITs, have been reclassified to (from) the following accounts
(000):

UNDISTRIBUTED NET   ACCUMULATED
    INVESTMENT        REALIZED
      INCOME            LOSS
-----------------   -----------
       $61             $(61)

The tax character of dividends and distributions declared during the years ended October 31, 2009 and 2008 was as follows (000):

       ORDINARY INCOME
       ---------------
2009         $5,512
2008          1,847

As of October 31, 2009, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income   $  3,372
Capital Loss Carryforward        (36,701)
Unrealized Appreciation          (51,194)
                                --------
Total Accumulated Losses        $(84,523)
                                ========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum of eight years and applied against future capital gains as follows (000):

                      TOTAL CAPITAL LOSS
 EXPIRES    EXPIRES     CARRYFORWARDS
10/31/16   10/31/17          2009
--------   --------   ------------------
 $4,975       $31,726        $36,701

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2010, were as follows (000):

            AGGREGATED     AGGREGATED
               GROSS          GROSS           NET
 FEDERAL    UNREALIZED     UNREALIZED     UNREALIZED
TAX COST   APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   ------------
$233,884      $20,391       $(48,251)      $(27,860)

8. OTHER:

At April 30, 2010, 54% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS

April 30, 2010                                                       (Unaudited)

9. ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

10. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                     Beginning     Ending                 Expenses
                                      Account     Account    Annualized     Paid
                                       Value       Value      Expense      During
                                      11/01/09    4/30/10      Ratios      Period*
                                     ---------   ---------   ----------   --------
LSV CONSERVATIVE VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Shares                 $1,000.00   $1,155.00      0.35%      $1.87
HYPOTHETICAL 5% RETURN
Institutional Shares                 $1,000.00   $1,023.06      0.35%      $1.76

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV
                   CONSERVATIVE VALUE EQUITY FUND (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must consider and approve an Advisory Agreement for an initial two year term and must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 16-17, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Funds' investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser provided an overview of the Adviser, including its history, assets under management, ownership structure, technology update, investment personnel and strategy, and sell discipline. The Adviser's representative also reviewed each Fund's portfolio composition with respect to sector weightings and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared each Fund's performance to a benchmark index and other similar mutual funds over various periods of time. At the meeting, the representative of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, outlining current market conditions and explaining the Adviser's expectations and strategies for the future. The Board noted that each Fund's performance was comparable relative to its benchmark index. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for each Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser, the fee waivers that the Adviser had made over the

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV
                   CONSERVATIVE VALUE EQUITY FUND (UNAUDITED)

period, as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and noted that each Fund's total fees and expenses were lower than the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm's length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser's commitment to managing the Funds and its willingness to convert its expense limitations and fee waiver arrangements for the Conservative Value Equity Fund and the Conservative Core Equity Fund from voluntary to contractual. In addition, the Board considered whether economies of scale were realized during the current contract period for the Funds, but did not conclude that such economies of scale had been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for the Funds for another year.

                                     NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Conservative Value Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-SA-004-0400

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        -----------------------------------
                                        Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        -----------------------------------
                                        Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        -----------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.